Expense Example - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 50% Portfolio	Apr. 29, 2024 USD ($)
VIP FundsManager 50% Portfolio - Service Class
Expense Example:
1 year	$ 72
3 years	251
5 years	451
10 years	1,030
VIP FundsManager 50% Portfolio - Service Class 2
Expense Example:
1 year	87
3 years	298
5 years	533
10 years	$ 1,206